Interest On Pension And Other Post-Employment Benefit Obligations	12 Months Ended
Mar. 31, 2023
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Interest On Pension And Other Post-Employment Benefit Obligations
10.	INTEREST ON PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS

Year ended,	March 31, 2023	March 31, 2022

Interest on pension and other post-employment benefit obligations is comprised of:

Interest on defined benefit pension obligation (Note 20)	$7.3	$3.6

Interest on other post-employment benefit obligation (Note 21)	9.9	8.0

	$17.2	$11.6